ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2017
Receivables [Abstract]
Contract Receivables

A summary of contract receivables is as follows:

	December 31,
	2017	2016
	(In thousands)
Contract receivables:
Contracts in progress	$190,744	$245,604
Completed contracts	30,927	40,345
Retainages	119,550	58,431
Unbilled(1)	4,303	4,303
Less allowances	(17,222)	(14,299)
Accounts receivable—trade, net	$328,302	$334,384
(1)	This amount relates to a project milestone billing for which we are awaiting the customer’s final acceptance certificate. We expect to receive the final acceptance certificate during 2018.

Summary of Provision for Losses on Uncollectable Accounts Receivable for Credit Loss Exposure

We expect to invoice our unbilled receivables once certain milestones or other metrics are reached, and we expect to collect all unbilled amounts. We believe that our provision for losses on uncollectible accounts receivable is adequate for our loss exposure.

Our allowance for doubtful and disputed accounts, which is reflected in the Consolidated Balance Sheets as a reduction of Accounts receivable—Trade, net, and the provisions for doubtful and disputed accounts receivable, which is reflected in the Consolidated Statements of Operations, are as follows:

	Year Ended December 31,
	2017	2016	2015
	(in thousands)
Balance at beginning of period	$14,299	$14,325	$30,391
Charged to costs and expenses	3,229	-	89
Write-offs	(306)	(26)	(16,155)
Balance at end of period	$17,222	$14,299	$14,325

Retainages on Contracts

The following amounts represent retainages on contracts:

	December 31,
	2017	2016
	(In thousands)
Retainages expected to be collected within one year	$119,550	$58,431
Retainages expected to be collected after one year	39,253	127,193
Total retainages	$158,803	$185,624

Summary of Accounts Receivable Other

A summary of accounts receivable—other is as follows:

	December 31,
	2017	2016
	(In thousands)
Accrued unbilled other	$16,979	$12,075
Other taxes receivable	15,988	2,483
Employee receivables	4,291	4,730
Receivables from unconsolidated affiliates	3,305	13,292
Other	167	4,349
Accounts receivable—other	$40,730	$36,929